Quarterly Holdings Report
for
Fidelity® Digital Health ETF
March 31, 2025
DHE-NPRT3-0525
1.9903839.103
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 6.5%
Health Care - 5.6%
Health Care Equipment & Supplies - 3.3%
Cochlear Ltd	1,486	242,890
Health Care Technology - 2.3%
Pro Medicus Ltd	1,405	174,921
TOTAL HEALTH CARE		417,811

Information Technology - 0.9%
Software - 0.9%
Catapult Group International Ltd (a)	32,562	70,207
TOTAL AUSTRALIA		488,018
CANADA - 0.8%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Well Health Technologies Corp (a)	24,613	70,798
CHINA - 5.7%
Consumer Staples - 4.9%
Consumer Staples Distribution & Retail - 4.9%
Alibaba Health Information Technology Ltd (a)	236,000	142,869
JD Health International Inc (a)(b)(c)	36,550	155,731
Ping An Healthcare and Technology Co Ltd (b)(c)	74,400	66,938
		365,538
Health Care - 0.8%
Health Care Technology - 0.8%
Yidu Tech Inc (a)(b)(c)	80,200	63,807
TOTAL CHINA		429,345
DENMARK - 1.9%
Health Care - 1.9%
Health Care Equipment & Supplies - 1.9%
Demant A/S (a)	4,294	143,741
GERMANY - 3.9%
Health Care - 3.9%
Health Care Equipment & Supplies - 3.9%
Siemens Healthineers AG (b)(c)	5,451	292,112
JAPAN - 2.6%
Health Care - 2.6%
Health Care Equipment & Supplies - 1.7%
Nihon Kohden Corp	9,500	127,279
Health Care Technology - 0.9%
JMDC Inc	3,700	68,289
TOTAL JAPAN		195,568
KOREA (SOUTH) - 1.6%
Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
Vuno Inc (a)	3,332	40,618
Health Care Technology - 1.1%
Lunit Inc (a)	2,396	80,219
TOTAL KOREA (SOUTH)		120,837
NETHERLANDS - 5.9%
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Redcare Pharmacy NV (a)(b)(c)	1,014	130,124
Health Care - 4.2%
Health Care Equipment & Supplies - 4.2%
Koninklijke Philips NV	12,549	316,791
TOTAL NETHERLANDS		446,915
SWEDEN - 1.9%
Health Care - 1.9%
Health Care Technology - 1.9%
Sectra AB B Shares (a)	6,015	143,323
SWITZERLAND - 4.4%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
DocMorris AG (a)	2,852	55,508
Health Care - 3.7%
Health Care Equipment & Supplies - 3.7%
Sonova Holding AG	953	276,287
TOTAL SWITZERLAND		331,795
UNITED STATES - 64.7%
Health Care - 60.4%
Health Care Equipment & Supplies - 29.8%
Axogen Inc (a)	5,018	92,833
Dexcom Inc (a)	4,557	311,198
Inspire Medical Systems Inc (a)	1,073	170,907
Insulet Corp (a)	1,220	320,384
Intuitive Surgical Inc (a)	673	333,317
iRhythm Technologies Inc (a)	1,513	158,381
Masimo Corp (a)	1,260	209,916
Omnicell Inc (a)	3,242	113,340
ResMed Inc	1,610	360,399
Senseonics Holdings Inc (a)	109,163	71,622
Tandem Diabetes Care Inc (a)	5,659	108,426
		2,250,723
Health Care Providers & Services - 11.7%
Accolade Inc (a)	10,845	75,698
Astrana Health Inc (a)	3,770	116,908
Cigna Group/The	511	168,119
CorVel Corp (a)	1,375	153,959
Hims & Hers Health Inc Class A (a)	5,995	177,152
Premier Inc Class A	6,819	131,470
Talkspace Inc Class A (a)	24,296	62,198
		885,504
Health Care Technology - 17.0%
Doximity Inc Class A (a)	3,463	200,958
Evolent Health Inc Class A (a)	10,508	99,511
GoodRx Holdings Inc Class A (a)	15,312	67,526
Health Catalyst Inc (a)	13,555	61,403
HealthStream Inc	2,721	87,562
Phreesia Inc (a)	4,507	115,199
Teladoc Health Inc (a)	12,537	99,795
TruBridge Inc (a)	2,269	62,443
Veeva Systems Inc Class A (a)	1,533	355,089
Waystar Holding Corp (a)	3,554	132,777
		1,282,263
Life Sciences Tools & Services - 1.9%
IQVIA Holdings Inc (a)	870	153,381
TOTAL HEALTH CARE		4,571,871

Industrials - 2.3%
Professional Services - 2.3%
Maximus Inc	2,499	170,407
Information Technology - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	685	152,159
TOTAL UNITED STATES		4,894,437
TOTAL COMMON STOCKS (Cost $7,590,632)		7,556,889

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,590,632)	7,556,889
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,112
NET ASSETS - 100.0%	7,564,001

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $708,712 or 9.4% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $708,712 or 9.4% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	690,518	690,518	131	-	-	-	-	0.0%
Total	-	690,518	690,518	131	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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